Share-Based Compensation	12 Months Ended
Dec. 31, 2010
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

STOCK OPTIONS—AES grants options to purchase shares of common stock under stock option plans. Under the terms of the plans, the Company may issue options to purchase shares of the Company's common stock at a price equal to 100% of the market price at the date the option is granted. Stock options are generally granted based upon a percentage of an employee's base salary. Stock options issued under these plans in 2010, 2009 and 2008 have a three-year vesting schedule and vest in one-third increments over the three-year period. The stock options have a contractual term of ten years. At December 31, 2010, approximately 20 million shares were remaining for award under the plans. In all circumstances, stock options granted by AES do not entitle the holder the right, or obligate AES, to settle the stock option in cash or other assets of AES.

The weighted average fair value of each option grant has been estimated, as of the grant date, using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31,
	2010	2009	2008
Expected volatility	38%	66%	37%
Expected annual dividend yield	0%	0%	0%
Expected option term (years)	6	6	6
Risk-free interest rate	2.86%	2.01%	3.04%

The Company exclusively relies on implied volatility as the expected volatility to determine the fair value using the Black-Scholes option-pricing model. The implied volatility may be exclusively relied upon due to the following factors:

•       The Company utilizes a valuation model that is based on a constant volatility assumption to value its employee share options;

•       The implied volatility is derived from options to purchase AES common stock that are actively traded;

•       The market prices of both the traded options and the underlying shares are measured at a similar point in time and on a date reasonably close to the grant date of the employee share options;

•       The traded options have exercise prices that are both near-the-money and close to the exercise price of the employee share options; and

•       The remaining maturities of the traded options on which the estimate is based are at least one year.

Pursuant to share-based compensation accounting guidance, the Company used a simplified method to determine the expected term based on the average of the original contractual term and the pro rata vesting period. This simplified method was used for stock options granted during 2010, 2009 and 2008. This is appropriate given a lack of relevant stock option exercise data. This simplified method may be used as the Company's stock options have the following characteristics:

•       The stock options are granted at-the-money;

•       Exercisability is conditional only on performing service through the vesting date;

•       If an employee terminates service prior to vesting, the employee forfeits the stock options;

•       If an employee terminates service after vesting, the employee has a limited time to exercise the stock option; and

•       The stock option is nonhedgeable and not transferable.

The Company does not discount the grant date fair values to estimate post-vesting restrictions. Post-vesting restrictions include black-out periods when the employee is not able to exercise stock options based on their potential knowledge of information prior to the release of that information to the public.

Using the above assumptions, the weighted average fair value of each stock option granted was $5.08, $4.08 and $7.65, for the years ended December 31, 2010, 2009, and 2008, respectively.

The following table summarizes the components of stock-based compensation related to employee stock options recognized in the Company's financial statements:

	December 31,
	2010	2009	2008

	(in millions)
Pre-tax compensation expense	$9	$10	$12
Tax benefit	(2)	(3)	(3)
Stock options expense, net of tax	$7	$7	$9
Total intrinsic value of options exercised	$2	$3	$9
Total fair value of options vested	11	13	13
Cash received from the exercise of stock options	2	6	17
Windfall tax benefits realized from the exercised stock options	-	-	1

There was no cash used to settle stock options or compensation cost capitalized as part of the cost of an asset for the years ended December 31, 2010, 2009 and 2008. As of December 31, 2010, $5 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of 1.5 years. There were no modifications to stock option awards during the year ended December 31, 2010.

A summary of the option activity for the year ended December 31, 2010 follows (number of options in thousands, dollars in millions except per option amounts):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2009	22,372	$17.59
Exercised	(338)	6.09
Forfeited and expired	(2,380)	30.89
Granted	828	12.17
Outstanding at December 31, 2010	20,482	$16.04	3.1	$25
Vested and expected to vest at December 31, 2010	20,150	$16.10	2.6	$24
Eligible for exercise at December 31, 2010	18,079	$16.68	2.4	$20

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of 2010 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2010. The amount of the aggregate intrinsic value will change based on the fair market value of the Company's stock.

The Company initially recognizes compensation cost on the estimated number of instruments for which the requisite service is expected to be rendered. In 2010, AES has estimated a forfeiture rate of 18.6% and 12.09% for stock options granted in 2010 to non-officer employees and officer employees of AES, respectively. Those estimates will be revised if subsequent information indicates that the actual number of instruments forfeited is likely to differ from previous estimates. Based on the estimated forfeiture rates, the Company expects to expense $3.7 million on a straight-line basis over a three year period (approximately $1.2 million per year) related to stock options granted during the year ended December 31, 2010.

 RESTRICTED STOCK

Restricted Stock Units Without Market Conditions—The Company issues restricted stock units (“RSUs”) without market conditions under its long-term compensation plan. The RSUs are generally granted based upon a percentage of the participant's base salary. The units have a three-year vesting schedule and vest in one-third increments over the three-year period. The units are then required to be held for an additional two years before they can be converted into shares, and thus become transferable. In all circumstances, restricted stock units granted by AES do not entitle the holder the right, or obligate AES, to settle the restricted stock unit in cash or other assets of AES.

For the years ended December 31, 2010, 2009, and 2008, RSUs issued without a market condition had a grant date fair value equal to the closing price of the Company's stock on the grant date. The Company does not discount the grant date fair values to reflect any post-vesting restrictions. RSUs without a market condition granted to non-executive employees during the years ended December 31, 2010, 2009, and 2008 had grant date fair values per RSU of $12.18, $6.71 and $18.87, respectively. The total grant date fair value of RSUs granted in 2010 without a market condition was $13 million.

The following table summarizes the components of the Company's stock-based compensation related to its employee RSUs issued without market conditions recognized in the Company's consolidated financial statements:

	December 31,
	2010	2009	2008

	(in millions)
RSU expense before income tax	$11	$11	$10
Tax benefit	(2)	(3)	(2)
RSU expense, net of tax	$9	$8	$8
Total value of RSUs converted(1)	$5	$7	$-
Total fair value of RSUs vested	$12	$12	$10

(1)       Amount represents fair market value on the date of conversion.

There was no cash used to settle RSUs or compensation cost capitalized as part of the cost of an asset for the years ended December 31, 2010, 2009 and 2008. As of December 31, 2010, $11 million of total unrecognized compensation cost related to RSUs without a market condition is expected to be recognized over a weighted average period of approximately 1.8 years. There were no modifications to RSU awards during the year ended December 31, 2010.

A summary of the activity of RSUs without a market condition for the year ended December 31, 2010 follows (number of RSUs in thousands):

	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2009	2,471	$10.73
Vested	(929)	12.56
Forfeited and expired	(455)	12.20
Granted	1,080	12.18
Nonvested at December 31, 2010	2,167	$10.20	1.5
Vested at December 31, 2010	2,226	$16.48
Vested and expected to vest at December 31, 2010	3,999	$13.67

The table below summarizes the RSUs without a market condition that vested and were converted during the years ended December 31, 2010, 2009 and 2008 (number of RSUs in thousands):

	December 31,
	2010	2009	2008

RSUs vested during the year	929	619	597
RSUs converted during the year(1)	386	772	59

(1)       Net of shares withheld for taxes of 127,000 and 238,000 in the years ended December 31, 2010 and 2009, respectively. No shares were withheld for taxes during the year ended December 31, 2008.

Restricted Stock Units With Market Conditions—Restricted stock units issued to officers of the Company have a three-year vesting schedule and include a market condition to vest. Vesting will occur if the applicable continued employment conditions are satisfied and the Total Stockholder Return (“TSR”) on AES common stock exceeds the TSR of the Standard and Poor's 500 (“S&P 500”) over the three-year measurement period beginning on January 1st in the year of grant and ending after three years on December 31st. In certain situations where the TSR of both AES common stock and the S&P 500 exhibit a gain over the measurement period, the grant may vest without the TSR of AES common stock exceeding the TSR of the S&P 500, if the Compensation Committee exercises its discretion to permit such vesting. The units are then required to be held for an additional two years subsequent to vesting before they can be converted into shares, and thus become transferable. In all circumstances, restricted stock units granted by AES do not entitle the holder the right, or obligate AES, to settle the restricted stock unit in cash or other assets of AES.

The effect of the market condition on restricted stock units issued to officers of the Company is reflected in the award's fair value on the grant date for the year ended December 31, 2010. A discount of 5.0% was applied to the closing price of the Company's stock on the date of grant to estimate the fair value to reflect the market condition for RSUs with market conditions granted during the year ended December 31, 2010. RSUs that included a market condition granted during the year ended December 31, 2010, 2009 and 2008 had a grant date fair value per RSU of $11.57, $6.68 and $16.23, respectively. The total grant date fair value of RSUs with a market condition granted in 2010 was $4 million. If no discount was applied to reflect the market condition for RSUs issued to officers, the total grant date fair value of RSUs with a market condition granted during the year ended December 31, 2010 would have increased by an immaterial amount.

The following table summarizes the components of the Company's stock-based compensation related to its RSUs granted with market conditions recognized in the Company's consolidated financial statements:

	December 31,
	2010	2009	2008

	(in millions)
RSU expense before income tax	$4	$4	$4
Tax benefit	(1)	(1)	(1)
RSU expense, net of tax	$3	$3	$3
Total value of RSUs converted(1)	$3	$4	$-
Total fair value of RSUs vested(2)	$-	$-	$5

  Amount represents fair market value on the date of conversion.
  RSUs granted in 2007 with a market condition did not vest in 2010 because the TSR on AES common stock did not exceed the TSR of the S&P 500 over the three year vesting period.

There was no cash used to settle RSUs or compensation cost capitalized as part of the cost of an asset for the years ended December 31, 2010, 2009 and 2008. As of December 31, 2010, $5 million of total unrecognized compensation cost related to RSUs with a market condition is expected to be recognized over a weighted average period of approximately 1.7 years. There were no modifications to RSU awards during the year ended December 31, 2010.

A summary of the activity of RSUs with a market condition for the year ended December 31, 2010 follows (number of RSUs in thousands):

	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2009	1,136	$10.80
Vested	-	-
Forfeited and expired	(223)	17.78
Granted	370	11.57
Nonvested at December 31, 2010	1,283	$9.80	1.3
Vested at December 31, 2010	-	$-
Vested and expected to vest at December 31, 2010	1,125	$9.76

The table below summarizes the RSUs with a market condition that vested and were converted during the years ended 2010, 2009 and 2008 (number of RSUs in thousands):

	December 31,
	2010	2009	2008

RSUs vested during the year	-	-	352
RSUs converted during the year(1)	245	410	-

(1)       Net of shares withheld for taxes of 102,000 and 153,000 during the years ended December 31, 2010 and 2009, respectively. There were no shares withheld for taxes during the year ended December 31, 2008.